Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Contract revenue	$ 1,615,040	$ 1,125,072	$ 1,185,809
Operating expenses:
Contract	1,472,420	995,332	1,046,144
Amortization of intangibles	15,681	9,724	6,515
General and administrative	134,745	112,371	79,971
Settlement of project dispute	8,236
Goodwill impairment	178,575	60,000
Changes in fair value of contingent earnout liability	(10,000)	(45,340)
Acquisition costs		10,055	2,499
Other charges	105	3,771	12,694
Total operating expenses	1,799,762	1,145,913	1,147,823
Operating income (loss)	(184,722)	(20,841)	37,986
Other income (expense):
Interest expense, net	(45,117)	(27,677)	(8,360)
Loss on early extinguishment of debt	(6,304)
Other, net	(430)	1,649	(674)
Total other income (expense)	(51,851)	(26,028)	(9,034)
Income (loss) from continuing operations before income taxes	(236,573)	(46,869)	28,952
Provision (benefit) for income taxes	(32,293)	(31,048)	7,528
Income (loss) from continuing operations	(204,280)	(15,821)	21,424
Loss from discontinued operations net of provision (benefit) for income taxes	(88,541)	(20,008)	(1,784)
Net income (loss)	(292,821)	(35,829)	19,640
Less: Income attributable to noncontrolling interest	(1,195)	(1,207)	(1,817)
Net income (loss) attributable to Willbros Group, Inc.	(294,016)	(37,036)	17,823
Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	(205,475)	(17,028)	19,607
Loss from discontinued operations	(88,541)	(20,008)	(1,784)
Net income (loss) attributable to Willbros Group, Inc	$ (294,016)	$ (37,036)	$ 17,823
Basic income (loss) per share attributable to Company Shareholders:
Income (loss) from continuing operations	$ (4.33)	$ (0.40)	$ 0.51
Loss from discontinued operations	$ (1.86)	$ (0.47)	$ (0.05)
Net income (loss)	$ (6.19)	$ (0.87)	$ 0.46
Diluted income (loss) per share attributable to Company Shareholders:
Income (loss) from continuing operations	$ (4.33)	$ (0.40)	$ 0.50
Loss from discontinued operations	$ (1.86)	$ (0.47)	$ (0.05)
Net income (loss)	$ (6.19)	$ (0.87)	$ 0.45
Weighted average number of common shares outstanding:
Basic	47,475,680	43,013,934	38,687,594
Diluted	47,475,680	43,013,934	38,883,077